Note Supplemental disclosure on the consolidated statements of cash flows (Additional Information) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure - Additional Disclosures on Cash Flow Information and Non-Cash Activities [Abstract]
Cash Acquired From Acquisition	$ 0	$ 731,279	$ 0
Discontinued Operation Settlement From Disposal Of Discontinued Business	$ 0	$ 0	$ (205,895)